INFLATION PROTECTION BOND FUND
RISK/RETURN
American Century Investment Trust Prospectus Supplement Inflation Protection Bond Fund
Supplement dated August 31, 2011 ¡ Prospectus dated August 1, 2011

The following table replaces the Shareholder Fees table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	None	None	None	5.00%	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

The following language replaces the A Class entry in the Example section on page 2 of the prospectus:

A Class	$300	$477	$668	$1,220

The following table replaces the Average Annual Total Returns table on page 4 of the prospectus:

Average Annual Total Returns
For the calendar year ended December 31, 2010	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	5.46%	5.20%	4.63%	05/31/2005
Return After Taxes on Distributions	4.33%	4.05%	3.39%	05/31/2005
Return After Taxes on Distributions and Sale of Fund Shares	3.61%	3.80%	3.25%	05/31/2005
Institutional Class Return Before Taxes	5.75%	5.49%	4.91%	05/31/2005
A Class Return Before Taxes(1)	2.82%	4.48%	3.96%	05/31/2005
B Class Return Before Taxes	0.36%	3.99%	3.45%	05/31/2005
C Class Return Before Taxes	4.46%	4.21%	3.65%	05/31/2005
R Class Return Before Taxes	4.94%	4.72%	4.16%	05/31/2005
Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index(2) (reflects no deduction for fees, expenses or taxes)	3.86%	4.98%	4.65%	05/31/2005
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	6.31%	5.33%	4.86%	05/31/2005

1	Prior to August 31, 2011, this class had a front-end sales charge of 4.50%. The front-end sales charge is now 2.25%. Performance has been restated to reflect this change in the sales charge.

2
Effective August 31, 2011, the fund's benchmark changed from the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index to the Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index. The fund’s investment advisor believes that the duration of the Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index aligns better with the fund’s duration. The investment process is unchanged.

Shareholder Fees (USD $)	INFLATION PROTECTION BOND FUND A CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	none

Expense Example (USD $)	1 year	3 years	5 years	10 years
INFLATION PROTECTION BOND FUND A CLASS	300	477	668	1,220

Average Annual Total Returns INFLATION PROTECTION BOND FUND		1 Year	5 Years	Since Inception	Inception Date
A CLASS	[1]	2.82%	4.48%	3.96%	May 31, 2005
Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index(2) (reflects no deduction for fees, expenses or taxes)	[2]	3.86%	4.98%	4.65%
[1]	Prior to August 31, 2011, this class had a front-end sales charge of 4.50%. The front-end sales charge is now 2.25%. Performance has been restated to reflect this change in the sales charge.
[2]	Effective August 31, 2011, the fund's benchmark changed from the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index to the Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index. The fund's investment advisor believes that the duration of the Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index aligns better with the fund's duration. The investment process is unchanged.